DEFERRED CHARGES	12 Months Ended
Jul. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES

10. DEFERRED CHARGES:

Deferred charges for the fiscal years ended July 31, 2021 and 2020 consist of the following:

	July 31, 2021		July 31, 2020
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Leasing brokerage commissions	$5,266,672	$1,579,460	$4,204,638	$1,281,010
Professional fees for leasing	127,810	75,779	151,704	88,684
Total	$5,394,482	$1,655,239	$4,356,342	$1,369,694

The aggregate amortization expense for the periods ended July 31, 2021 and July 31, 2020 were $385,967, and $297,887, respectively.

The weighted average life of current year additions to deferred charges was fourteen years.

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Year Ended July 31	Amortization
2022	$427,013
2023	$425,017
2024	$394,396
2025	$352,943
2026	$333,292